Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
Dec. 31, 2017 USD ($)
Non-controlling interest	$ 3,456,000,000
Reclassification of shares held in trust and other reserves	534,000,000
Reclassification of shares held in trust and other reserves impact on equity	0
Marathon Oil Canada Corporation [Member]
Non-controlling interest	$ 1,286,000,000
Controlling interest percentage	50.00%